Related Party Disclosures	6 Months Ended
Jun. 30, 2025
Related Party Disclosures [Abstract]
Related Party Disclosures
22.
RELATED PARTY DISCLOSURES

Compensation of key management personnel

The remuneration of directors of the Group and key management were as follows:

	For the six months ended June 30,
	2025	2024
(In thousands)
Short term benefits	$987	$919
Retirement benefit scheme contributions	8	8
Share-based payment	1,029	4,874
	$2,024	$5,801

The remuneration of key management personnel is determined by the directors of the Group having regard to the performance of individuals and market trends.